UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    28 April 2008
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		130

Form 13F Information Table Value Total:	              $240,603  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1292 77484.000SH       Sole                77484.000
AT&T Corp.                     COM              001957109      521 13600.000SH       Sole                13600.000
Alliance Healthcard            COM              01860F103       16 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             334 18116.000SH       Sole                18116.000
Allstate Corp.                 COM              020002101      768 15988.000SH       Sole                15988.000
American Electric Power        COM              025537101      652 15660.000SH       Sole                15660.000
American Express               COM              025816109      719 16446.485SH       Sole                16446.485
American International Group,  COM              026874107     2020 46694.000SH       Sole                46694.000
American Natl Ins Co.          COM              028591105     6828 63990.000SH       Sole                63990.000
Anheuser Busch Cos.            COM              035229103      268 5642.000 SH       Sole                 5642.000
Apollo Investment Corp         COM                             253 16000.000SH       Sole                16000.000
Apple Computer                 COM              037833100      381 2658.000 SH       Sole                 2658.000
Ares Capital Corporation       COM                             133 10600.000SH       Sole                10600.000
BB&T Corporation               COM              054937107     2623 81818.000SH       Sole                81818.000
BP plc (ADR)                   COM              055622104      748 12333.000SH       Sole                12333.000
Bank of America                COM              060505104     5015 132285.201SH      Sole               132285.201
Barrick Gold Corp              COM              067901108     6671 153532.000SH      Sole               153532.000
Baxter Intl. Inc.              COM              071813109      253 4370.000 SH       Sole                 4370.000
Becton Dickinson & Company     COM              075887109      555 6465.000 SH       Sole                 6465.000
Berkshire Hathaway Class B     COM              084670207    12153 2717.000 SH       Sole                 2717.000
Berkshire Hathaway Inc 1/100   COM                             400  300.000 SH       Sole                  300.000
Boeing                         COM              097023105     1379 18543.000SH       Sole                18543.000
Bristol Myers Squibb           COM              110122108      794 37300.000SH       Sole                37300.000
C.R. Bard Inc                  COM              067383109      231 2400.000 SH       Sole                 2400.000
Canadian National Railway Co   COM              136375102      261 5400.000 SH       Sole                 5400.000
Cardero Resource Corp          COM                             300 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     1961 25050.000SH       Sole                25050.000
Charles Schwab & Company       COM              808513105      233 12383.000SH       Sole                12383.000
Chevron Texaco                 COM              166764100     1124 13165.000SH       Sole                13165.000
Coca Cola                      COM              191216100     1097 18027.000SH       Sole                18027.000
Colgate Palmolive              COM              194162103      679 8709.000 SH       Sole                 8709.000
Colonial Bancgroup  Inc.       COM              195493309      812 84346.000SH       Sole                84346.000
Commercial Net Realty          COM              202218103      579 26250.000SH       Sole                26250.000
ConocoPhillips                 COM              20825C104    10195 133772.000SH      Sole               133772.000
Constellation Brands           COM              21036P108      836 47300.000SH       Sole                47300.000
Duke Energy Corp.              COM              264399106     4457 249703.000SH      Sole               249703.000
E I Dupont De Nemour           COM              263534109      600 12840.577SH       Sole                12840.577
EMC Corporation                COM              268648102      984 68611.000SH       Sole                68611.000
Emerson Electric               COM              291011104     9995 194221.000SH      Sole               194221.000
Equitable Resources, Inc.      COM              294549100      230 3900.000 SH       Sole                 3900.000
Express Scripts, Inc           COM                             572 8900.000 SH       Sole                 8900.000
Exxon Mobil Corp               COM              302290101     6242 73797.011SH       Sole                73797.011
Flowers Foods, Inc.            COM              343496105      730 29501.000SH       Sole                29501.000
Fortune Brands                 COM              349631101      288 4150.000 SH       Sole                 4150.000
Fpl Group Inc                  COM              302571104      253 4040.000 SH       Sole                 4040.000
General Dynamics               COM              369550108     5080 60930.000SH       Sole                60930.000
General Electric               COM              369604103     8637 233359.000SH      Sole               233359.000
Genuine Parts                  COM              372460105     1800 44747.000SH       Sole                44747.000
Goldman Sachs Group Inc        COM              38141G104     3485 21070.000SH       Sole                21070.000
H J Heinz                      COM              423074103     2052 43682.564SH       Sole                43682.564
HEICO Corp.                    COM                            1699 34852.000SH       Sole                34852.000
Hawaiian Electric Industries   COM              419870100     3830 160459.000SH      Sole               160459.000
Home Depot                     COM              437076102      623 22270.001SH       Sole                22270.001
Intel Corporation              COM              458140100     1381 65205.685SH       Sole                65205.685
International Business Machine COM              459200101      958 8318.964 SH       Sole                 8318.964
J.P Morgan Chase & Co.         COM              46625H100      292 6788.000 SH       Sole                 6788.000
Johnson & Johnson              COM              478160104     9948 153360.000SH      Sole               153360.000
Johnson Controls               COM              478366107     6343 187650.000SH      Sole               187650.000
Lantronix Inc.                 COM                              10 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      403 17562.000SH       Sole                17562.000
Mcdonalds Corp.                COM              580135101     1143 20499.832SH       Sole                20499.832
Medcohealth Solutions          COM                             227 5186.000 SH       Sole                 5186.000
Merck & Co. Inc.               COM              589331107      685 18054.000SH       Sole                18054.000
Merrill Lynch & Co.            COM              590188108      299 7350.000 SH       Sole                 7350.000
Microsoft Corporation          COM              594918104     3248 114459.347SH      Sole               114459.347
Minnesota Mining Mfg           COM              604059105     4552 57515.000SH       Sole                57515.000
Monsanto Company               COM                             287 2575.000 SH       Sole                 2575.000
Motorola, Inc.                 COM              620076109      342 36825.040SH       Sole                36825.040
Nordstrom, Inc.                COM              655664100     1626 49890.630SH       Sole                49890.630
Occidental Petroleum           COM              674599105      490 6700.000 SH       Sole                 6700.000
Oracle Corporation             COM              68389X105      343 17528.000SH       Sole                17528.000
Panera Bread Company           COM                            2065 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     4797 61160.000SH       Sole                61160.000
Penn West Energy Trust         COM                            1146 40953.000SH       Sole                40953.000
Pepco Holdings Inc.            COM              737679100      365 14762.000SH       Sole                14762.000
Pepsico Inc.                   COM              713448108     7833 108484.851SH      Sole               108484.851
Pfizer                         COM              717081103     1972 94226.000SH       Sole                94226.000
Philip Morris International    COM                             264 5210.000 SH       Sole                 5210.000
Piedmont Natural Gas Co.       COM              720186105     1078 41050.000SH       Sole                41050.000
Post Properties Inc.           COM              737464107      388 10050.000SH       Sole                10050.000
Potash Corp. of Saskatchewan,  COM                             691 4450.000 SH       Sole                 4450.000
Procter & Gamble               COM              742718109     9173 130910.000SH      Sole               130910.000
Protective Life Corp.          COM              743674103      425 10490.000SH       Sole                10490.000
Raytheon Company               COM                             724 11200.000SH       Sole                11200.000
Regency Centers Corporation    COM              758939102     1588 24520.000SH       Sole                24520.000
Regions Financial Corp.        COM              7591ep100     1531 77537.000SH       Sole                77537.000
Royal Dutch Petroleum          COM              780257804     2082 30186.000SH       Sole                30186.000
S&P 400 Midcap MDRS            COM                            1774 12570.000SH       Sole                12570.000
SAFECO Corporation             COM                            1042 23757.000SH       Sole                23757.000
Saul Centers Inc.              COM                             327 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      358 4111.000 SH       Sole                 4111.000
Sony Corporation               COM              835699307      847 21130.000SH       Sole                21130.000
Southern Company               COM              842587107     5764 161869.000SH      Sole               161869.000
Spectra Energy Corp.           COM              847560109     2357 103614.000SH      Sole               103614.000
Starbucks Corporation          COM              855244109     3030 173125.000SH      Sole               173125.000
Stryker Corp Com               COM              863667101      833 12800.000SH       Sole                12800.000
Suntrust Banks Inc.            COM              867914103      282 5121.000 SH       Sole                 5121.000
Sysco Corporation              COM              871829107      508 17489.000SH       Sole                17489.000
Target Inc.                    COM              87612E106     1264 24946.000SH       Sole                24946.000
United Technologies Corp.      COM              913017109      258 3754.000 SH       Sole                 3754.000
Vanguard Index Small-Cap Growt COM                             353 5620.000 SH       Sole                 5620.000
Vanguard Index Small-Cap Value COM                             217 3600.000 SH       Sole                 3600.000
Vanguard Mid-Cap VIPERs        COM              922908629      750 11050.000SH       Sole                11050.000
Visa Inc. Class A              COM                             218 3500.000 SH       Sole                 3500.000
Vulcan Materials Company       COM              929160109     5870 88399.000SH       Sole                88399.000
Wachovia Corp.                 COM              929771103     2544 94232.666SH       Sole                94232.666
Wal-Mart Stores                COM              931142103      405 7680.000 SH       Sole                 7680.000
Walgreen Co                    COM              931422109      588 15435.000SH       Sole                15435.000
Wealth Minerals LTD F          COM                              72 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7052 242345.000SH      Sole               242345.000
Weyerhaeuser Co.               COM              962166104     3627 55770.000SH       Sole                55770.000
Windstream Corp                COM              97381W104      299 24984.999SH       Sole                24984.999
Wyeth                          COM              983024100      214 5120.000 SH       Sole                 5120.000
Yum! Brands, Inc.              COM              895953107      226 6068.503 SH       Sole                 6068.503
Zimmer Holdings Inc.           COM              98956P102      718 9220.000 SH       Sole                 9220.000
ebank Financial Services Inc.  COM                              10 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     8574 119253.480SH      Sole               119253.480
Enerplus Resources Fund                                        549 12650.000SH       Sole                12650.000
Pengrowth Energy Trust                                         471 24650.000SH       Sole                24650.000
Penn West Energy Trust                                         627 22400.000SH       Sole                22400.000
iShares MSCI Canada Index                                      206 6800.000 SH       Sole                 6800.000
iShares MSCI Mexico Index                                      254 4300.000 SH       Sole                 4300.000
streetTRACKS Gold Shares                                       325 3600.000 SH       Sole                 3600.000
Citigroup VII 7.125%           PFD              17306n203     1176    53100 SH       Sole                    53100
Goldman Sachs Group 6.20% Div. PFD              38144x500     1422    59575 SH       Sole                    59575
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      346    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      645    27050 SH       Sole                    27050
Regency Centers Corp Pfd. 7.45 PFD              758849202      227     9850 SH       Sole                     9850
Entergy Corp 7.625% Conv Pfd D                  29364G202      208     3200 SH       Sole                     3200
Nicholas-Applegate Cnvrt & Inc                  65370F101      425    36739 SH       Sole                    36739
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